Income Tax expense - Summary of Group Reports Income Taxes in the Income Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax (expense) / income	€ 0	€ 8	€ 0
Deferred tax (expense) / income	0
Total income tax expense in profit or loss	€ 0	€ 8	€ 0